Non-controlling interest	12 Months Ended
Dec. 31, 2022
Non-controlling interest
Non-controlling interest

27.Non-controlling interest

	2022	2021*	2020
	$’000	$’000	$’000

Balance at January 1	223,188	14,216	—
Non-controlling interest arising on business combinations (refer to note 31) **	831	215,014	14,927
Loss for the period	(9,959)	(289)	(688)
Other comprehensive gain / (loss)	13,140	(5,753)	(23)
Balance at December 31	227,200	223,188	14,216

* Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).

** Includes non-controlling interest arising on subsequent asset acquisitions on business combination transactions.

In November 2021, the Group completed a deal with TIM S.A. to acquire a controlling interest in I-Systems Soluções de Infraestrutura S.A. (“I-Systems”) incorporated and with its principal place of business in Brazil. The Group owns a 51% (same proportion voting rights) stake in I-Systems and TIM the remaining 49%. Refer to note 31 for further information on the business combination.

Set out below is summarized financial information for the I-Systems subsidiary, being the only subsidiary that has non-controlling interest that is material to the group. The amounts disclosed are before inter-company eliminations.

Summarized balance sheet and cash flows	I-Systems Soluções de Infraestrutura S.A.
	2022 ($’000)	2021* ($’000)
Current assets	102,445	103,315
Current liabilities	(38,834)	(19,357)
Current net assets	63,611	83,958

Non-current assets	462,122	386,761
Non-current liabilities	(92,453)	(51,389)
Non-current net assets	369,669	335,372

Net assets	433,280	419,330

Accumulated non-controlling interest at the end of the period	212,307	205,433

Summarized statement of comprehensive income for the reporting period	I-Systems Soluções de Infraestrutura S.A.
	2022 ($’000)
Revenue	56,602
Loss for the period	(15,377)
Other comprehensive income	29,449
Total comprehensive income	14,072

Loss allocated to non-controlling interest during the period (2021: $1,637)	(7,535)

	I-Systems Soluções de Infraestrutura S.A.
	2022 ($’000)	2021 ($’000)
Cash flows generated from operating activities	55,714	6,056
Cash flows used in investing activities	(91,680)	(18,771)
Cash flows generated from financing activities	36,574	41,965
Net increase in cash and cash equivalents	608	29,250

* Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).

In February 2020, the Group, via IHS GCC KW Holding Limited (“IHS GCC KW”) a subsidiary of the Group, entered into an agreement to purchase 1,620 towers from Mobile Telecommunications Company K.S.C.P. (“Zain”). As part of the agreement, Zain subscribed for shares in IHS GCC KW representing 30 per cent of the share capital of IHS GCC KW  by issuing a loan note to IHS GCC KW. Refer to note 31 for further information on the business combination.